Cost of sales (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Schedule of operating expenses

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Fees and compensation for services	66,155	53,024	46,218
Salaries and payroll taxes	22,344	16,591	12,593
Consumption of materials and spare parts	16,824	15,912	11,181
Easements and fees	11,427	9,572	8,222
Employee benefits	6,481	4,877	3,867
Transport	5,963	3,274	2,351
Other	4,191	3,873	3,586

Total operating costs	133,385	107,123	88,018

Schedule of crude oil fluctuation

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Crude oil stock at beginning of year (Note 19)	5,222	6,127	3,032
Less: Crude oil stock at end of year (Note 19)	(4,722)	(5,222)	(6,127)

Total Crude oil stock fluctuation	500	905	(3,095)